Derivative financial instruments - Schedule of quantitative information on the notional and carrying amounts of derivative financial instruments used to hedge foreign exchange risk (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Nominal amount	$ 1,733,454	$ 943,931
Derivative financial instruments - assets	68,159	10,805
Carrying amount of the hedging instrument, Liability	(33,761)	(28,455)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	4,469	2,065
Carrying amount of the hedging instruments, Liability	(16,780)	(20,908)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	293,711	40,000
Carrying amount of the hedging instruments, Asset	340	1,282
Carrying amount of the hedging instruments, Liability	(543)	0
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	252,793	428,067
Carrying amount of the hedging instruments, Asset	4,129	783
Carrying amount of the hedging instruments, Liability	(16,237)	(20,908)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	63,690	8,740
Carrying amount of the hedging instruments, Liability	(16,981)	(7,547)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	75,000	20,000
Carrying amount of the hedging instruments, Asset	143	0
Carrying amount of the hedging instruments, Liability	(1)	(538)
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	922,777	455,864
Carrying amount of the hedging instruments, Asset	41,677	8,740
Carrying amount of the hedging instruments, Liability	(16,980)	$ (7,009)
Cash flow hedges | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount	189,173
Carrying amount of the hedging instruments, Asset	21,870
Carrying amount of the hedging instruments, Liability	$ 0